Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Sep. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2018